Segment Reporting - Summary of Segment Reporting (Detail) HLS in Millions, $ in Millions		12 Months Ended
		Dec. 31, 2023 USD ($) HLS	Dec. 31, 2022 USD ($) HLS		Dec. 31, 2021 USD ($) HLS
Disclosure of operating segments [line items]
Revenue		$ 59,380	$ 57,786	[1]	$ 54,304	[1]
Profit from operations		13,966	14,517	[1]	13,824	[1]
Net finance income/(cost)		(5,102)	(4,148)	[1]	(5,609)	[1]
Exceptional share of results of associates		(35)	(1,143)	[2]
Income tax expense		(2,234)	(1,928)	[1]	(2,350)	[1]
Profit		6,891	7,597		$ 6,114
Segment assets (non-current)		$ 195,973	$ 189,757
AB InBev Worldwide [member]
Disclosure of operating segments [line items]
Volume (million hls) | HLS		585	595		582
Revenue		$ 59,380	$ 57,786		$ 54,304
Profit from operations		13,966	14,517		13,824
Net finance income/(cost)		(5,102)	(4,148)		(5,609)
Share of results of associates		295	299		248
Exceptional share of results of associates		(35)	(1,143)
Income tax expense		(2,234)	(1,928)		(2,350)
Profit		6,891	7,597		6,114
Segment assets (non-current)		195,973	189,757		193,679
Gross capex		$ 4,638	$ 5,160		$ 5,640
FTE	[3]	154,540	165,193		167,966
AB InBev Worldwide [member] | North America [member]
Disclosure of operating segments [line items]
Volume (million hls) | HLS		90	103		107
Revenue		$ 15,072	$ 16,566		$ 16,257
Profit from operations		3,607	5,220		5,110
Segment assets (non-current)		62,931	63,379		63,722
Gross capex		$ 530	$ 695		$ 868
FTE	[3]	17,950	20,040		19,691
AB InBev Worldwide [member] | Middle America [Member]
Disclosure of operating segments [line items]
Volume (million hls) | HLS		149	148		141
Revenue		$ 16,348	$ 14,180		$ 12,541
Profit from operations		6,201	5,219		4,888
Segment assets (non-current)		74,160	66,262		67,516
Gross capex		$ 1,371	$ 1,319		$ 1,307
FTE	[3]	48,069	52,355		51,969
AB InBev Worldwide [member] | South America [Member]
Disclosure of operating segments [line items]
Volume (million hls) | HLS		162	164		157
Revenue		$ 12,040	$ 11,599		$ 9,494
Profit from operations		2,838	2,620		2,305
Segment assets (non-current)		14,791	14,297		12,917
Gross capex		$ 830	$ 1,001		$ 1,154
FTE	[3]	36,267	40,589		40,836
AB InBev Worldwide [member] | EMEA [member]
Disclosure of operating segments [line items]
Volume (million hls) | HLS		90	91		87
Revenue		$ 8,589	$ 8,120		$ 8,032
Profit from operations		1,461	1,478		1,472
Segment assets (non-current)		29,302	30,918		34,098
Gross capex		$ 906	$ 1,011		$ 1,051
FTE	[3]	21,011	21,306		22,215
AB InBev Worldwide [member] | Asia Pacific [member]
Disclosure of operating segments [line items]
Volume (million hls) | HLS		93	89		88
Revenue		$ 6,824	$ 6,532		$ 6,848
Profit from operations		1,451	1,431		1,569
Segment assets (non-current)		11,980	12,397		13,453
Gross capex		$ 498	$ 496		$ 605
FTE	[3]	24,992	24,331		26,095
AB InBev Worldwide [member] | Global export and holding companies [member]
Disclosure of operating segments [line items]
Volume (million hls) | HLS		0	1		2
Revenue		$ 508	$ 790		$ 1,133
Profit from operations		(1,592)	(1,451)		(1,520)
Segment assets (non-current)		2,808	2,505		1,973
Gross capex		$ 504	$ 638		$ 655
FTE	[3]	6,251	6,572		7,160

[1]	As from 1 January 2023, mark-to-market gains/(losses) on derivatives related to the hedging of the share-based payment programs are reported in the exceptional net finance income/(cost). The 2021 and 2022 presentation were amended to conform to the 2023 presentation.
[2]	As from 1 January 2023, mark-to-market gains/(losses) on derivatives related to the hedging of the share-based payment programs are reported in the exceptional net finance income/(cost). The 2022 and 2021 presentation were amended to conform to the 2023 presentation.
[3]	The 2021 and 2022 presentation were amended to conform to the 2023 presentation.